Employee Benefit - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Total charges for defined contribution pension plans	$ 1,160	$ 1,264	$ 1,280
Amount of long service leave obligation	$ 580	$ 539